LONG TERM INVESTMENTS - Available for sale investments - (Details) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 28, 2019	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments		$ 4,066,490		$ 4,066,490
Alphalion Technology Holding Limited ("Alphalion")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments	$ 3,060,113	4,066,490		$ 4,066,490
Percentage of equity interest acquired	25.00%
Fair value change recorded		0	$ 0
Allowance for credit losses		$ 0	$ 0